CASH AND CASH EQUIVALENTS AND MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS AND MARKETABLE SECURITIES

NOTE 3 - CASH AND CASH EQUIVALENTS AND MARKETABLE SECURITIES

The following table sets forth our cash, cash equivalents and marketable securities as of December 31, 2023 and 2022:

	As of December 31,
	2023	2022
Cash and cash equivalents:
Cash	$2,468	$1,195
U.S. treasury securities	-	1,247
Total cash and cash equivalents	$2,468	$2,442

Marketable securities:
Money market mutual funds	$1,420	$1,999
U.S. treasury securities	2,497	3,761
Total marketable securities	$3,917	$5,760

Total cash, cash equivalents and marketable securities	$6,385	$8,202

The unrealized gains on our marketable securities were $59 and $12 for the years ended December 31, 2023 and 2022, respectively.

Treasuries have contractual maturities of less than 12 months.

MICROBOT MEDICAL INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands

(Except share and per share data)